INSURANCE CONTRACTS Movement in loss reserves (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Insurance contracts [Abstract]
Loss reserves, beginning of the period	$ 105	$ 0
Acquisitions through business combinations	0	104
Claims paid during the period	(32)	(5)
Losses on claims related to the current period	53	5
Foreign currency translation	(5)	1
Loss reserves, end	$ 121	$ 105